Summary of Significant Accounting Policies - Armada - Interim - Additional Information (Detail) - Armada Acquisition Corp. II - USD ($)	Jun. 30, 2026	Oct. 19, 2025	Sep. 30, 2025	Aug. 28, 2025	May 22, 2025
Class of Warrant or Right [Line Items]
Cash	$ 54,503		$ 361,105
Cash equivalents at carrying value	0		0
Cash and marketable securities held in Trust Account	$ 241,164,305		$ 234,628,166		$ 231,150,000
Percentage of public shares to be redeemed in case of non-completion of business combination	100.00%		100.00%		100.00%
Class of warrant or right, outstanding (in shares)	11,500,000		11,500,000
Public warrants
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding (in shares)	11,500,000
Private placement warrants
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding (in shares)	355,000	60,000	355,000	200,000